Details of Company's Subsidiaries (Detail)	12 Months Ended
Dec. 31, 2011
Eddia International Group Limited
Variable Interest Entity [Line Items]
Date of incorporation/ establishment	Jul. 26, 2006
Place of incorporation/ establishment	British Virgin Islands ("BVI")
Percentage of shareholding/ ownership	100.00%
Principal activities	Investment holding
Shanghai Zhengtu Information Technology Co Ltd
Variable Interest Entity [Line Items]
Date of incorporation/ establishment	Sep. 06, 2006
Place of incorporation/ establishment	PRC
Percentage of shareholding/ ownership	100.00%
Principal activities	Online game development and maintenance
Giant Interactive (HK) Limited
Variable Interest Entity [Line Items]
Date of incorporation/ establishment	Dec. 22, 2008
Place of incorporation/ establishment	Hong Kong
Percentage of shareholding/ ownership	100.00%
Principal activities	Investment holding
Zhuhai Zhengtu Information Technology Co Ltd
Variable Interest Entity [Line Items]
Date of incorporation/ establishment	Feb. 19, 2009
Place of incorporation/ establishment	PRC
Percentage of shareholding/ ownership	100.00%
Principal activities	Online game research and development
Hangzhou Snow Wolf Software Co Ltd
Variable Interest Entity [Line Items]
Date of incorporation/ establishment	May 18, 2009
Place of incorporation/ establishment	PRC
Percentage of shareholding/ ownership	51.07%
Principal activities	Online game research and development
Shanghai Zhengduo Information Technology Co Ltd
Variable Interest Entity [Line Items]
Date of incorporation/ establishment	Jul. 08, 2009
Place of incorporation/ establishment	PRC
Percentage of shareholding/ ownership	100.00%
Principal activities	Online game development and maintenance
Shanghai Jujia Network Technology Co Ltd
Variable Interest Entity [Line Items]
Date of incorporation/ establishment	Oct. 20, 2009
Place of incorporation/ establishment	PRC
Percentage of shareholding/ ownership	51.00%
Principal activities	Online game research and development
Shanghai Juhuo Network Technology Co Ltd
Variable Interest Entity [Line Items]
Date of incorporation/ establishment	Nov. 04, 2009
Place of incorporation/ establishment	PRC
Percentage of shareholding/ ownership	51.00%
Principal activities	Online game development and maintenance
Shanghai Juhe Network Technology Co Ltd
Variable Interest Entity [Line Items]
Date of incorporation/ establishment	Nov. 04, 2009
Place of incorporation/ establishment	PRC
Percentage of shareholding/ ownership	51.00%
Principal activities	Online game research and development
Shanghai Juyan Network Technology Co Ltd
Variable Interest Entity [Line Items]
Date of incorporation/ establishment	Jan. 04, 2010
Place of incorporation/ establishment	PRC
Percentage of shareholding/ ownership	100.00%
Principal activities	Online game research and development
Chengdu Jufan Network Technology Co Ltd
Variable Interest Entity [Line Items]
Date of incorporation/ establishment	Mar. 29, 2010
Place of incorporation/ establishment	PRC
Percentage of shareholding/ ownership	51.00%
Principal activities	Online game research and development
Shanghai Zhengju Information Technology Co Ltd
Variable Interest Entity [Line Items]
Date of incorporation/ establishment	Apr. 28, 2010
Place of incorporation/ establishment	PRC
Percentage of shareholding/ ownership	100.00%
Principal activities	Online game research and development
Shanghai Juquan Network Technology Co Ltd
Variable Interest Entity [Line Items]
Date of incorporation/ establishment	May 19, 2010
Place of incorporation/ establishment	PRC
Percentage of shareholding/ ownership	51.00%
Principal activities	Online game research and development
Shanghai Giant Network Technology Co Ltd
Variable Interest Entity [Line Items]
Date of incorporation/ establishment	Nov. 14, 2004
Place of incorporation/ establishment	PRC
Principal activities	Internet content provider
Wuxi Giant Network Technology Co Ltd
Variable Interest Entity [Line Items]
Date of incorporation/ establishment	Dec. 28, 2009
Place of incorporation/ establishment	PRC
Principal activities	Online game research and development
Wuxi Tiema Network Technology Co Ltd
Variable Interest Entity [Line Items]
Date of incorporation/ establishment	Jun. 03, 2010
Place of incorporation/ establishment	PRC
Principal activities	Online game research and development
Shanghai Juxin Network Technology Co Ltd
Variable Interest Entity [Line Items]
Date of incorporation/ establishment	Oct. 09, 2010
Place of incorporation/ establishment	PRC
Principal activities	Online game research and development
Beijing Giant Glorious Mission Network Technology Co Ltd
Variable Interest Entity [Line Items]
Date of incorporation/ establishment	Oct. 13, 2010
Place of incorporation/ establishment	PRC
Principal activities	Online game research and development
Beijing Julun Network Information Technology Co Ltd
Variable Interest Entity [Line Items]
Date of incorporation/ establishment	Nov. 19, 2010
Place of incorporation/ establishment	PRC
Principal activities	Online game research and development
Shanghai Haoji Network Technology Co Ltd
Variable Interest Entity [Line Items]
Date of incorporation/ establishment	Nov. 24, 2010
Place of incorporation/ establishment	PRC
Principal activities	Online game research and development
Wuxi Tiequan Network Technology Co Ltd
Variable Interest Entity [Line Items]
Date of incorporation/ establishment	May 23, 2011
Place of incorporation/ establishment	PRC
Principal activities	Online game research and development